Note 9 - Income Taxes (Details Textual) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Income Taxes Paid	$ 0
Research Tax Credit Carryforward [Member]
Tax Credit Carryforward, Amount	1,600
Domestic Tax Authority [Member]
Operating Loss Carryforwards, Total	75,200
Operating Loss Carryforwards, Subject to Expiration	$ 48,900